Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of information about key management personnel

	For the six months ended June 30
	2022	2021
	€ ‘000s (Unaudited)	€ ‘000s (Unaudited)
Short term employee benefits	1,735	2,637
Post-employment pension and medical benefits	—	48

	1,735	2,685

	2021 € ‘000s	2020 € ‘000s
Short term employee benefits	5,848	5,301
Post-employment pension and medical benefits	35	75

	5,884	5,376